DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARY

The Company had one subsidiary, Sundial. Details of the Company as of March 31, 2025 and September 30, 2024, are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activities
Aether Holdings, Inc.	August 15, 2023	Delaware, US	Parent	Holding Company
Sundial Capital Research Inc.	January 22, 2003	Minnesota, US	100%	Software Service

After giving effect to the Reorganization, the Company had one subsidiary, Sundial. Details of the Company as of September 30, 2024, are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Percentage of Ownership		Principal Activities
Aether Holdings, Inc.	August 15, 2023	Delaware, US	Parent		Holding Company
Sundial Capital Research Inc.	January 22, 2003	Minnesota, US	100	%*	Software Service

*	From July 16, 2021, to December 31, 2022, Elixir owned approximately 70% of the equity interests of Sundial;